Schedule of Investments ─ IQ Hedge Long/Short Tracker ETF

July 31, 2021 (unaudited)

	Shares	Value
Exchange Traded Note — 1.4%

Volatility Note — 1.4%
iPath Series B S&P 500 VIX Short-Term Futures ETN*(a)
(Cost $291,147)	5,638	$170,324

Investment Companies — 98.2%

Bank Loan Funds — 8.6%
Invesco Senior Loan ETF	25,279	556,896
SPDR Blackstone Senior Loan ETF	11,141	510,481
Total Bank Loan Funds		1,067,377

International Equity Core Funds — 7.9%
iShares Core MSCI EAFE ETF	6,319	477,401
Vanguard FTSE Developed Markets ETF(a)	9,672	500,816
Total International Equity Core Funds		978,217

International Large Cap Growth Fund — 8.9%
iShares MSCI EAFE Growth ETF	10,027	1,094,748

International Small Cap Equity Funds — 17.6%
Schwab International Small-Cap Equity ETF	14,222	603,155
Vanguard FTSE All World ex-U.S. Small-Cap ETF(a)	11,431	1,574,277
Total International Small Cap Equity Funds		2,177,432

Investment Grade Corporate Bond Funds — 22.0%
iShares Broad USD Investment Grade Corporate Bond ETF	2,818	172,602
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	8,705	1,183,967
Vanguard Intermediate-Term Corporate Bond ETF	14,188	1,363,325
Total Investment Grade Corporate Bond Funds		2,719,894

U.S. Large Cap Core Funds — 20.6%
Financial Select Sector SPDR Fund	37,103	1,355,001
Health Care Select Sector SPDR Fund	492	65,018
Technology Select Sector SPDR Fund	3,651	560,063
Vanguard Financials ETF(a)	3,977	358,686
Vanguard Health Care ETF	318	81,542
Vanguard Information Technology ETF	327	134,793
Total U.S. Large Cap Core Funds		2,555,103

U.S. Large Cap Growth Funds — 7.9%
Schwab U.S. Large-Cap Growth ETF(a)	882	133,032
Vanguard Growth ETF	2,336	691,316
Vanguard Mega Cap Growth ETF(a)	417	99,888
Vanguard Russell 1000 Growth ETF	813	58,617
Total U.S. Large Cap Growth Funds		982,853

U.S. REITS Funds — 4.5%
Fidelity MSCI Real Estate Index ETF	640	20,339
iShares Core U.S. REIT ETF	425	25,968
Vanguard Real Estate ETF(a)	4,766	506,578
Total U.S. REITS Funds		552,885

U.S. Ultra Short Term Bond Funds — 0.2%
Invesco Treasury Collateral ETF	12	1,268
IQ Ultra Short Duration ETF†	611	30,263
Total U.S. Ultra Short Term Bond Funds		31,531

Total Investment Companies
(Cost $11,996,794)		12,160,040

Short-Term Investments — 3.0%

Money Market Funds — 3.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	348,566	348,566
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)	26,353	26,353
Total Short-Term Investments
(Cost $374,919)		374,919

Total Investments — 102.6%
(Cost $12,662,860)		12,705,283
Other Assets and Liabilities, Net — (2.6)%		(328,698)
Net Assets — 100.0%		$12,376,585

*	Non-income producing securities.
†	Affiliated Fund.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,962,115; total market value of collateral held by the Fund was $2,007,508. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,658,942.
(b)	Reflects the 1-day yield at July 31, 2021.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Hedge Long/Short Tracker ETF (continued)

July 31, 2021 (unaudited)

Total Return Swap contracts outstanding at July 31, 2021:
Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.05%	3/30/2022	Monthly	$(282,373)	$–
Energy Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.10%	3/30/2022	Monthly	(84,161)	–
Fidelity MSCI Real Estate Index ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	2,034	–
Financial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	134,905	–
Health Care Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	6,475	–
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	55,450	–
Invesco Treasury Collateral ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	106	–
iPath Series B S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	16,978	–
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	3,021	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	17,211	–
iShares Core MSCI EAFE ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	47,521	–
iShares Core U.S. REIT ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	2,566	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	117,921	–
iShares MSCI EAFE Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	108,962	–
iShares MSCI USA Momentum Factor ETF	Morgan Stanley	1-Day FEDEF - 0.35%	3/30/2022	Monthly	(368,788)	–
iShares Russell 2000 Growth ETF	Morgan Stanley	1-Day FEDEF - 1.70%	3/30/2022	Monthly	(124,821)	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	1-Day FEDEF - 4.25%	3/30/2022	Monthly	(66,537)	–
Schwab International Small-Cap Equity ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	60,053	–
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	13,273	–
SPDR Blackstone Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	50,814	–
Technology Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	55,838	–
Vanguard Consumer Discretionary ETF	Morgan Stanley	1-Day FEDEF - 4.40%	3/30/2022	Monthly	(86,329)	–
Vanguard Energy ETF	Morgan Stanley	1-Day FEDEF - 0.35%	3/30/2022	Monthly	(17,808)	–
Vanguard Financials ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	35,715	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	156,725	–
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	49,864	–
Vanguard Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	68,954	–
Vanguard Health Care ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	8,205	–
Vanguard Information Technology ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	13,603	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	135,775	–
Vanguard Mega Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	10,061	–
Vanguard Real Estate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	50,488	–
Vanguard Russell 1000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	5,840	–

Schedule of Investments ─ IQ Hedge Long/Short Tracker ETF (continued)

July 31, 2021 (unaudited)

Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Vanguard Small-Cap Growth ETF	Morgan Stanley	1-Day FEDEF - 1.00%	3/30/2022	Monthly	$(166,703)	$–
						$–

At July 31, 2021 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d)	Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.
(e)	Reflects the value at reset date of July 31, 2021.

Abbreviations

FEDEF — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Exchange Traded Note	$170,324	$–	$–	$170,324
Investment Companies	12,160,040	–	–	12,160,040
Short-Term Investments:
Money Market Funds	374,919	–	–	374,919
Total Investments in Securities	12,705,283	–	–	12,705,283
Other Financial Instruments:(g)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$12,705,283	$–	$–	$12,705,283
Liability Valuation Inputs
Other Financial Instruments:(g)
Swap Contracts	$–	$–	$–	$–

(f)	For a complete listing of investments and their industries, see the Schedule of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2021, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

A summary of the Fund’s transactions with affiliated fund during the period ended July 31, 2021 is as follows:

Affiliated Holdings

	Shares at 04/30/2021	Value ($) at 04/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 07/31/2021	Value ($) at 07/31/2021
IQ Ultra Short Duration ETF	317	15,726	123,984	(109,342)	(16)	(89)	135	–	611	30,263